Supplemental Information (Details Textual)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010	Dec. 31, 2012 Common Class B [Member] USD ($)	Dec. 31, 2012 Common Class B [Member] EUR (€)	Dec. 31, 2012 Equipment Operations [Member] EUR (€)	Dec. 31, 2011 Equipment Operations [Member] EUR (€)	Dec. 31, 2012 Financial Services [Member] USD ($)	Dec. 31, 2012 Financial Services [Member] EUR (€)	Dec. 31, 2011 Financial Services [Member] USD ($)	Dec. 31, 2011 Financial Services [Member] EUR (€)	Dec. 31, 2012 Financial Services [Member] Common Class B [Member] EUR (€)
Supplemental Information (Textual) [Abstract]
Preference shares Par value								$ 1.00		$ 1.00
Preference shares, Authorized								74,800,000	74,800,000	74,800,000	74,800,000
Preference shares, Issued								74,800,000	74,800,000	74,800,000	74,800,000
Common stock, par value	€ 2.25	€ 2.25		$ 2.97	€ 2.25	€ 2.25	€ 2.25		€ 2.25		€ 2.25	€ 2.25
Common stock, shares authorized	188,133,963	400,000,000		211,866,037	211,866,037	188,133,963	400,000,000	188,133,963	188,133,963	400,000,000	400,000,000	211,866,037
Common stock, shares issued	30,624,076	239,871,221	238,588,000	211,866,037	211,866,037	30,624,076	239,871,221	30,624,076	30,624,076	239,871,221	239,871,221	211,866,037
Treasury stock, shares	154,813	154,813				154,813	154,813